TrueShares Eagle Global Renewable Energy Income ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Electric - 93.3%(a)
AES Corp.	9,357	$167,771
AGL Energy Ltd.(b)	9,732	52,891
Atlantica Sustainable Infrastructure PLC(b)	3,751	69,319
Black Hills Corp.	1,330	72,618
Boralex, Inc. - Class A(b)	1,896	40,060
Clearway Energy, Inc. - Class A	2,825	60,766
EDP Renovaveis SA(b)	5,137	69,525
Electric Power Development Co. Ltd.(b)	3,425	56,099
Endesa SA(b)	3,418	63,296
Enel SpA(b)	27,100	178,901
Enlight Renewable Energy Ltd.(b)(c)	2,982	50,455
Fortum Oyj(b)	5,050	62,355
Iberdrola SA(b)	8,824	109,430
Mercury NZ Ltd.(b)	15,118	62,593
NextEra Energy, Inc.	4,067	259,922
Northland Power, Inc.(b)	6,460	105,540
Orsted AS(b)(c)(d)	3,254	180,918
PG&E Corp.	4,108	68,850
Portland General Electric Co.	1,083	45,486
RWE AG(b)	5,271	178,902
SSE PLC(b)	9,141	190,366
		2,146,063
TOTAL COMMON STOCKS (Cost $2,506,799)		2,146,063

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,591	45,184
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $40,616)		45,184

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(e)	111,905	111,905
TOTAL SHORT-TERM INVESTMENTS (Cost $111,905)		111,905

TOTAL INVESTMENTS - 100.2% (Cost $2,659,320)		$2,303,152
Liabilities in Excess of Other Assets - (0.2)%		(5,624)
TOTAL NET ASSETS - 100.0%		$2,297,528

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	As of March 31, 2024, the Fund had a significant portion of its assets invested in this industry and therefore is subject to additional risks.
(b)	Foreign issued security.
(c) (d) (e)
Non-income producing security.
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $180,918 or 7.9% of the Fund’s net assets.
The rate shown represents the 7-day effective yield as of March 31, 2024.

TrueShares Eagle Global Renewable Energy Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,146,063	$–	$–	$2,146,063
Real Estate Investment Trusts	45,184	–	–	45,184
Money Market Funds	111,905	–	–	111,905
Total Assets	$2,303,152	$–	$–	$2,303,152

Refer to the Schedule of Investments for industry classifications.